Share-based Compensation Plans	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Share-based Compensation Plans
Share-based compensation plans
The Company provides share-based compensation to certain employees and non-employee directors in the form of stock appreciation rights, restricted stock units and other share-based awards. Awards issued prior to 2009 were issued pursuant to the 1991 Key Employee Stock Plan (the “1991 Plan”) or the 1996 Non-Employee Directors Stock Plan (the “1996 Plan”). Awards issued from 2009 through 2011 were issued pursuant to the Sonoco Products Company 2008 Long-Term Incentive Plan (the “2008 Plan”). Awards issued from 2012 onward were issued pursuant to the Sonoco Products Company 2012 Long-Term Incentive Plan (the “2012 Plan”) , which became effective upon approval by the shareholders on April 18, 2012. The maximum number of shares of common stock that may be issued under the 2012 Plan was set at 10,500,000 shares, subject to certain adjustments, which includes all awards that were granted, forfeited or expired during 2012 under all previous plans. At December 31, 2013, a total of 5,013,920 shares remain available for future grant under the 2012 Plan. After the effective date of the 2012 Plan, no awards may be granted under any previous plan. The Company issues new shares for stock appreciation right exercises and stock unit conversions. Although the Company from time to time has repurchased shares to replace its authorized shares issued under its stock compensation plans, there is no specific schedule or policy to do so. The Company’s stock-based awards to non-employee directors have not been material.
Accounting for share-based compensation
For stock appreciation rights granted to retiree-eligible employees, the service completion date is assumed to be the grant date; therefore, expense associated with share-based compensation to these employees is recognized at that time.
Total compensation cost for share-based payment arrangements was $11,472, $8,851 and $12,102, for 2013, 2012 and 2011, respectively. The related tax benefit recognized in net income was $4,163, $3,113, and $4,421, for the same years, respectively. Share-based compensation expense is included in “Selling, general and administrative expenses” in the Consolidated Statements of Income.
An “excess” tax benefit is created when the tax deduction for an exercised stock appreciation right, exercised stock option or converted stock unit exceeds the compensation cost that has been recognized in income. The excess tax benefit is not recognized on the income statement, but rather on the balance sheet as “Capital in excess of stated value.” The additional net excess tax benefit realized was $12,456, $2,682 and $4,018 for 2013, 2012 and 2011, respectively.
Stock appreciation rights
The Company typically grants stock appreciation rights (SARs) annually on a discretionary basis to key employees. In 2006, the Company began to grant SARs instead of stock options. SARs are granted at market, vest over 1 year, have seven-year terms and can be settled only in stock. Prior to 2006, stock options were granted at market (had an exercise price equal to the closing market price on the date of grant), had 10-year terms and vested over one year. Both SARs and stock options are exercisable upon vesting. On February 13, 2013, the Company granted to employees a total of 852,157 stock-settled SARs. All SARs were granted at the closing market price on the date of grant. As of December 31, 2013, unrecognized compensation cost related to nonvested SARs totaled $198. This cost will be recognized over the remaining weighted-average vesting period of approximately two months.
The weighted-average fair value of SARs granted was $4.56, $6.57 and $8.42 per share in 2013, 2012 and 2011, respectively. The Company computed the estimated fair values of all SARs using the Black-Scholes option-pricing model applying the assumptions set forth in the following table:

	2013	2012	2011
Expected dividend yield	3.9%	3.5%	3.1%
Expected stock price volatility	24.7%	32.3%	33.8%
Risk-free interest rate	0.6%	0.6%	2.1%
Expected life of SARs	4 years	4 years	4 years

The assumptions employed in the calculation of the fair value of SARs were determined as follows:

•	Expected dividend yield – the Company’s annual dividend divided by the stock price at the time of grant.

•	Expected stock price volatility – based on historical volatility of the Company’s common stock measured weekly for a time period equal to the expected life.

•	Risk-free interest rate – based on U.S. Treasury yields in effect at the time of grant for maturities equal to the expected life.

•	Expected life – calculated using the simplified method as prescribed in U.S. GAAP, where the expected life is equal to the sum of the vesting period and the contractual term divided by two.
The following tables summarize information about stock options and SARs outstanding and exercisable at December 31, 2013. At December 31, 2013, the fair market value of the Company’s stock used to calculate intrinsic value was $41.72 per share.

	Options and SARs Vested and Expected to Vest
Range of Exercise Prices	Number Outstanding	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Aggregate Intrinsic Value
$23.69 - $28.48	802,260	2.1 years	$26.91	$11,884
$29.30 - $32.03	1,100,792	4.9 years	$31.39	$11,374
$32.85 - $43.83	1,101,635	4.3 years	$34.76	$7,670
$23.69 - $43.83	3,004,687	3.9 years	$31.43	$30,928

	Options and SARs Exercisable
Range of Exercise Prices	Number Exercisable	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Aggregate Intrinsic Value
$23.69 - $28.48	802,260	2.1 years	$26.91	$11,884
$29.30 - $32.03	262,185	1.1 years	$29.33	$3,248
$32.85 - $43.83	1,101,635	4.3 years	$34.76	$7,670
$23.69 - $43.83	2,166,080	3.1 years	$31.20	$22,802

The activity related to the Company’s stock options and SARs is as follows:

	Nonvested	Vested	Total	Weighted- average Exercise Price
Outstanding, December 31, 2012	726,510	4,324,230	5,050,740	$30.63
Vested	(726,510)	726,510	—
Granted	852,157	—	852,157	$32.03
Exercised	—	(2,326,215)	(2,326,215)	$29.44
Forfeited/Expired	(13,550)	(558,445)	(571,995)	$33.10
Outstanding, December 31, 2013	838,607	2,166,080	3,004,687	$31.43

The aggregate intrinsic value of options and SARs exercised during the years ended December 31, 2013, 2012 and 2011 was $13,838, $4,193 and $10,123, respectively. Cash received by the Company on option exercises was $15,781, $9,739 and $21,253 for the same years, respectively.
Performance-based stock awards
The Company typically grants performance contingent restricted stock units (PCSUs) annually on a discretionary basis to certain of its executives and other members of its management team. Both the ultimate number of PCSUs awarded and the vesting period are dependent upon the degree to which performance targets are achieved over three-year performance periods. Half of the units available to be earned are tied to an earnings target and half are tied to a return on assets target. If the respective performance target is met, units awarded vest at the end of the three-year performance period. In the event performance targets are not met, a minimum number of units are awarded and vest 50% at the end of four years and 50% at the end of five years. Upon vesting, PCSUs are convertible into common shares on a one-for-one basis.
For the awards granted in 2013 and 2012, the total PCSUs that could ultimately vest ranges from 311,913 to 935,738. The 2013 awards can range from 151,045 to 453,135 units and are tied to the three-year period ending December 31, 2015. The 2012 awards can range from 160,868 to 482,603 units and are tied to the three-year period ending December 31, 2014.
The three-year performance cycle for the 2011 awards was completed on December 31, 2013. Based on performance, only 123,413 stock units will be awarded, which was the minimum provided for under the award, and did not qualify for accelerated vesting. Therefore, half of these stock units will vest on December 31, 2014 and the remaining half will vest on December 31, 2015.
Noncash stock-based compensation associated with PCSUs totaled $4,427, $2,164 and $5,354 for 2013, 2012 and 2011, respectively. As of December 31, 2013, there was approximately $9,160 of total unrecognized compensation cost related to nonvested PCSUs. This cost is expected to be recognized over a weighted-average period of 20 months.
Restricted stock awards
From time to time, the Company grants awards of restricted stock units to certain of the Company’s executives. These awards normally vest over a five-year period with one-third vesting on each of the third, fourth and fifth anniversaries of the grant, but may vest over a shorter period in some circumstances. An executive must be actively employed by the Company on the vesting date for shares to be issued. However, in the event of the executive’s death, disability or retirement prior to full vesting, shares will be issued on a pro rata basis up through the time the executive’s employment ceases. Participants can elect to defer receipt. Once vested, these awards do not expire. As of December 31, 2013, a total of 221,434 restricted stock units remained outstanding, 75,876 of which were vested. During 2013, 34,925 restricted stock units vested and 93,400 restricted stock units were granted. Noncash stock-based compensation associated with restricted stock grants totaled $1,358, $869 and $365 for 2013, 2012 and 2011, respectively. As of December 31, 2013, there was $2,781 of total unrecognized compensation cost related to nonvested restricted stock units. This cost is expected to be recognized over a weighted-average period of 21 months.

The activity related to the PCSUs and restricted stock units is as follows:

	Nonvested	Vested	Total	Average Grant Date Fair Value Per Share
Outstanding, December 31, 2012	492,114	1,178,903	1,671,017	$27.83
Granted	445,098	—	445,098	$28.90
Performance adjustments	(112,536)	(4)	(112,540)	$31.82
Vested	(37,368)	37,368	—
Converted	—	(956,802)	(956,802)	$25.87
Dividend equivalents	5,621	29,271	34,892	$36.13
Outstanding, December 31, 2013	792,929	288,736	1,081,665	$29.85

Deferred compensation plans
Certain officers and directors of the Company may elect to defer a portion of their compensation in the form of stock units. Units are granted as of the day the cash compensation would have otherwise been paid using the closing price of the Company’s common stock on that day. The units immediately vest and earn dividend equivalents. Units are distributed in the form of common stock upon retirement over a period elected by the employee or director. Cash compensation totaling $984 was deferred as stock units during 2013, resulting in 28,647 units being granted.
Since 2006, non-employee directors have been required to defer a minimum of 50% of their quarterly retainer fees into stock units. Units are granted as of the day the cash compensation would have otherwise been paid using the closing price of the Company’s common stock on that day. The units immediately vest and earn dividend equivalents. Distributions begin after retirement from the board over a period elected by the director.